Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Jul. 18, 2010	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jul. 18, 2010	0
Stock-based compensation				0
Issuance of common stock units, Shares	5,912,500
Issuance of common stock units, Amount	59	409,841		409,900
Net Loss			(118,144)	(118,144)
Ending Balance, Amount at Sep. 30, 2010	59	409,841	(118,144)	291,756
Ending Balance, Shares at Sep. 30, 2010	5,912,500
Stock-based compensation		258,731		258,731
Exercise of warrants, Shares	453,322
Exercise of warrants, Value	5	181,299		181,304
Issuance of common stock units, Shares	1,500,000
Issuance of common stock units, Amount	15	1,016,239		1,016,254
Net Loss			(1,109,397)	(1,109,397)
Ending Balance, Amount at Sep. 30, 2011	$ 79	$ 1,866,110	$ (1,227,541)	$ 638,648
Ending Balance, Shares at Sep. 30, 2011	7,865,822